Investment in Equity Security (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2025 USD ($) shares	Jul. 31, 2024 USD ($) item shares	Jan. 31, 2021 item	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Investment in Equity Security
Exclusive drug development options granted | item			4
Carrying value					$ 5,000
Gain on investment in ImageneBio				$ 2,037
Inmagene
Investment in Equity Security
Ordinary shares received | shares		140,636,592
Percentage of ordinary shares		7.50%
Carrying value		$ 5,000
Number of shares exchanged | shares	140,636,592
ImageneBio, Inc.
Investment in Equity Security
Ordinary shares received | shares	429,082
Percentage of ordinary shares	3.84%
Market value of equity method investment	$ 7,000
Gain on investment in ImageneBio	$ 2,000
Miragene Co
Investment in Equity Security
Ordinary shares received | shares	7,960,562
Percentage of ordinary shares	9.39%
Inmagene
Investment in Equity Security
Exclusive drug development options exercised | item		2
Carrying value	$ 5,000